First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 4.5%
Ansell Ltd.	1,618,376	28,834,218
Northern Star Resources Ltd.	8,248,063	67,635,422
Paladin Energy Ltd.(a)	34,494,632	15,108,552
Santos Ltd.	11,071,551	50,955,727
Total		162,533,919
Austria 0.6%
Kontron AG	1,014,640	21,193,495
Brazil 0.4%
JBS S/A	3,854,237	13,535,779
Canada 5.9%
Alimentation Couche-Tard, Inc.	1,435,625	72,179,592
Cameco Corp.	1,901,863	49,771,755
Pan American Silver Corp.	810,159	14,744,894
Vermilion Energy, Inc.	1,209,197	15,683,285
West Fraser Timber Co., Ltd.	155,808	11,113,497
Whitecap Resources, Inc.	6,455,532	49,915,138
Total		213,408,161
China 1.3%
China Merchants Bank Co., Ltd., Class H	6,008,000	30,508,745
Li Ning Co., Ltd.	1,946,000	15,303,178
Total		45,811,923
Denmark 1.6%
Novo Nordisk A/S, Class B	365,089	57,983,940
Finland 1.6%
UPM-Kymmene OYJ(a)	1,773,839	59,579,696
France 6.0%
DBV Technologies SA, ADR(a)	635,977	1,074,801
Eiffage SA	675,346	73,083,230
Sanofi	763,775	82,853,340
TotalEnergies SE	741,986	43,750,259
Worldline SA(a)	391,708	16,647,014
Total		217,408,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.8%
Duerr AG	713,708	25,645,174
E.ON SE	4,394,802	54,823,926
KION Group AG	538,681	20,886,903
Total		101,356,003
Hong Kong 0.5%
WH Group Ltd.	28,533,250	17,010,010
Ireland 2.0%
Amarin Corp. PLC, ADR(a)	476,959	715,438
Flutter Entertainment PLC(a)	392,022	71,336,816
Total		72,052,254
Israel 3.2%
Bank Hapoalim BM	4,980,051	41,446,499
Check Point Software Technologies Ltd.(a)	565,935	73,571,550
Total		115,018,049
Japan 18.9%
Amano Corp.	1,300,700	24,574,847
BayCurrent Consulting, Inc.	1,099,600	45,653,337
Denso Corp.	376,600	21,258,109
Invincible Investment Corp.	64,264	27,048,976
ITOCHU Corp.	2,512,700	81,829,718
JustSystems Corp.	432,700	11,569,162
Kinden Corp.	1,360,300	16,393,131
MatsukiyoCocokara & Co.	1,303,000	69,022,062
Mebuki Financial Group, Inc.	7,947,800	19,432,842
Meitec Corp.	689,300	12,341,607
Mitsubishi UFJ Financial Group, Inc.	7,871,200	50,443,913
Nihon M&A Center Holdings, Inc.	1,722,200	12,908,517
Nippon Telegraph & Telephone Corp.	627,600	18,754,407
ORIX Corp.	2,850,500	46,999,091
Round One Corp.	8,308,000	32,141,195
Ship Healthcare Holdings, Inc.	2,142,700	39,474,039
Takeda Pharmaceutical Co., Ltd.	2,566,685	84,299,081
Takuma Co., Ltd.	1,002,400	10,068,503
Uchida Yoko Co., Ltd.	356,200	13,245,148
USS Co., Ltd.	2,046,900	35,512,875
2	Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ValueCommerce Co., Ltd.	568,200	7,328,987
Total		680,299,547
Netherlands 9.8%
Adyen NV(a)	13,924	22,186,903
ASR Nederland NV	1,547,792	61,586,525
ING Groep NV	4,373,587	51,937,861
Koninklijke Ahold Delhaize NV	2,116,608	72,314,186
Prosus NV(a)	770,118	60,303,370
Shell PLC	2,927,015	83,862,148
Total		352,190,993
Norway 1.6%
SalMar ASA	627,685	27,341,814
Yara International ASA	718,987	31,247,605
Total		58,589,419
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	133,228	—
Singapore 2.6%
BW LPG Ltd.	1,166,928	8,749,267
DBS Group Holdings Ltd.	1,240,500	30,840,990
Venture Corp., Ltd.	4,166,800	55,457,804
Total		95,048,061
South Africa 0.4%
Impala Platinum Holdings Ltd.	1,537,602	14,152,618
South Korea 2.3%
Hyundai Home Shopping Network Corp.	256,269	9,533,704
Samsung Electronics Co., Ltd.	893,730	44,195,808
Youngone Corp.	817,293	28,758,395
Total		82,487,907
Sweden 0.9%
Samhallsbyggnadsbolaget i Norden AB	15,795,529	21,596,506
Stillfront Group AB(a)	5,140,083	9,943,913
Total		31,540,419
Switzerland 6.3%
Landis+Gyr Group AG(a)	420,371	32,354,881
Nestlé SA, Registered Shares	318,813	38,873,049
Novartis AG, Registered Shares	272,804	25,048,464
Roche Holding AG, Genusschein Shares	165,774	47,368,694
Common Stocks (continued)
Issuer	Shares	Value ($)
UBS AG	3,897,011	82,463,871
Total		226,108,959
Taiwan 4.1%
Fubon Financial Holding Co., Ltd.	29,505,955	54,913,693
Parade Technologies Ltd.	1,840,000	63,704,222
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	163,530	15,211,561
Tripod Technology Corp.	4,295,000	15,822,514
Total		149,651,990
United Kingdom 14.7%
AstraZeneca PLC, ADR	1,827,646	126,856,909
British American Tobacco PLC	2,296,945	80,518,076
Crest Nicholson Holdings PLC	3,204,174	8,635,341
DCC PLC	852,905	49,716,973
Intermediate Capital Group PLC	1,022,949	15,440,378
JD Sports Fashion PLC	25,713,136	56,626,084
John Wood Group PLC(a)	3,286,612	8,137,410
Just Group PLC	14,051,338	14,881,008
Liberty Global PLC, Class C(a)	2,816,281	57,395,807
TP Icap Group PLC	17,112,992	38,020,167
Vodafone Group PLC	66,616,323	73,484,296
Total		529,712,449
United States 6.2%
ACADIA Pharmaceuticals, Inc.(a)	107,743	2,027,723
Broadcom, Inc.	54,909	35,226,320
Burford Capital Ltd.	3,258,774	36,042,041
Insmed, Inc.(a)	371,422	6,332,745
Jazz Pharmaceuticals PLC(a)	361,174	52,850,591
Livent Corp.(a)	1,333,913	28,972,590
Primo Water Corp.	3,723,184	57,150,874
Quotient Ltd.(a)	36,559	1,689
Sage Therapeutics, Inc.(a)	130,213	5,463,738
Total		224,068,311
Total Common Stocks (Cost $3,683,041,865)		3,540,742,546

Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
United States 0.5%
iShares MSCI EAFE ETF	269,857	19,300,173
Total Exchange-Traded Equity Funds (Cost $18,825,521)		19,300,173

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 4.983%(f),(g)	24,036,356	24,031,548
Total Money Market Funds (Cost $24,031,642)		24,031,548
Total Investments in Securities (Cost $3,725,899,028)		3,584,074,267
Other Assets & Liabilities, Net		20,199,731
Net Assets		$3,604,273,998
At March 31, 2023, securities and/or cash totaling $2,760,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
159,822,000 CAD	117,441,998 USD	State Street	04/27/2023	—	(852,870)
6,589,000 EUR	6,989,018 USD	State Street	04/27/2023	—	(165,946)
9,037,000 GBP	10,711,865 USD	State Street	04/27/2023	—	(441,513)
3,846,160,000 JPY	28,322,360 USD	State Street	04/27/2023	—	(754,349)
111,108,629,000 KRW	84,384,164 USD	State Street	04/27/2023	—	(849,154)
920,743,000 NOK	88,378,221 USD	State Street	04/27/2023	340,997	—
252,163,000 SEK	24,532,100 USD	State Street	04/27/2023	204,888	—
14,099,000 SGD	10,443,446 USD	State Street	04/27/2023	—	(158,631)
6,057,173,000 TWD	197,798,158 USD	State Street	04/27/2023	—	(1,085,035)
10,525,637 USD	15,737,000 AUD	State Street	04/27/2023	2,447	—
46,059,894 USD	68,515,000 AUD	State Street	04/27/2023	—	(223,222)
31,962,267 USD	29,936,000 CHF	State Street	04/27/2023	837,600	—
3,517,146 USD	3,206,000 CHF	State Street	04/27/2023	—	(4,440)
28,335,073 USD	198,184,000 DKK	State Street	04/27/2023	558,826	—
56,146,628 USD	384,144,000 DKK	State Street	04/27/2023	—	(141,008)
268,891,382 USD	252,634,000 EUR	State Street	04/27/2023	5,442,700	—
45,575,703 USD	41,925,000 EUR	State Street	04/27/2023	—	(49,541)
42,530,041 USD	35,576,000 GBP	State Street	04/27/2023	1,377,515	—
10,563,111 USD	1,380,119,000 JPY	State Street	04/27/2023	—	(129,505)
10,477,611 USD	112,364,000 NOK	State Street	04/27/2023	266,119	—
56,724,843 USD	91,281,000 NZD	State Street	04/27/2023	355,266	—
81,489,511 USD	853,262,000 SEK	State Street	04/27/2023	828,218	—
42,532,299 USD	57,305,000 SGD	State Street	04/27/2023	559,552	—
7,002,632 USD	9,285,000 SGD	State Street	04/27/2023	—	(20,557)
Total				10,774,128	(4,875,771)
4	Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	8,505,402	211,158,566	(195,632,326)	(94)	24,031,548	285	227,313	24,036,356
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7018_12_B01_(05/23)